FAIR VALUE MEASUREMENTS (Details) - EBP 003 - Total Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 3,753,541,191	$ 3,508,054,751
Level 1
EBP, Master Trust [Line Items]
Total investments at fair value	721,221,083	783,771,447
Level 2
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	281,035,694	259,244,383
Mutual funds | Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	281,035,694	259,244,383
Mutual funds | Level 1
EBP, Master Trust [Line Items]
Total investments at fair value	281,035,694	259,244,383
Mutual funds | Level 2
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Mutual funds | Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Collective trust funds
EBP, Master Trust [Line Items]
Total investments at fair value	3,032,320,108	2,724,283,304
Collective trust funds | Net Asset Value Per Share
EBP, Master Trust [Line Items]
Total investments at fair value	3,032,320,108	2,724,283,304
Company common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	440,185,389	524,527,064
Company common stock fund | Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	440,185,389	524,527,064
Company common stock fund | Level 1
EBP, Master Trust [Line Items]
Total investments at fair value	440,185,389	524,527,064
Company common stock fund | Level 2
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Company common stock fund | Level 3
EBP, Master Trust [Line Items]
Total investments at fair value	$ 0	$ 0